Benefits Payable	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits Payable	Benefits Payable
The following Plans had benefit payments that were approved for payment prior to December 31 but were not paid until subsequent to December 31:

Plan No.	Plan Name	2025	2024
033	Acuity Inc. 401(k) Plan	$2,586	$43,071
067	Acuity Brands Lighting, Inc. 401(k) Plan for Hourly Employees	—	114,171
070	Holophane Division of Acuity Brands Lighting 401(k) Plan for Hourly Employees Covered by a Collective Bargaining Agreement	12,387	—
These benefit payments represent a reconciling item between the financial statements and Form 5500.